Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.5%
Debt Funds - 44.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	63,227	$4,380,367
iShares 1-3 Year Treasury Bond ETF	13,338	1,149,069
iShares 3-7 Year Treasury Bond ETF	61,360	7,987,231
iShares 5-10 Year Investment Grade Corporate Bond ETF	7,466	448,408
iShares 7-10 Year Treasury Bond ETF	2,445	281,713
iShares Core Total USD Bond Market ETF	160,563	8,548,374
iShares Fallen Angels USD Bond ETF	38,177	1,149,509
iShares MBS ETF	10,601	1,146,392
iShares Short Treasury Bond ETF	20,810	2,298,881
iShares TIPS Bond ETF	44,820	5,723,066
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	209,152	11,428,065
iShares U.S. Treasury Bond ETF	257,036	6,819,165
Total Debt Funds		51,360,240
Equity Funds - 51.5%
iShares Core MSCI EAFE ETF	101,384	7,527,762
iShares Core S&P 500 ETF	51,601	22,230,743
iShares Core S&P Mid-Cap ETF	16,921	4,451,407
iShares Core S&P Small-Cap ETF	57,244	6,250,472
iShares ESG Aware MSCI USA ETF	84,006	8,271,231
iShares Global Financials ETF	5,731	449,597
iShares Global Tech ETF	28,912	1,638,154
iShares MSCI EAFE Growth ETF	18,646	1,985,240
iShares MSCI EAFE Value ETF	70,702	3,595,197
iShares MSCI USA Value Factor ETF	19,650	1,978,755
iShares U.S. Energy ETF	61,906	1,749,463
Total Equity Funds		60,128,021
Total Exchange Traded Funds (Cost - $95,637,196)		111,488,261
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 0.03%(a)	4,217,560	4,217,560
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	1,160,240	1,160,240
Total Short-Term Investments (Cost - $5,377,800)		5,377,800
Total Investments - 100.1% (Cost - $101,014,996)		$116,866,061
Other Assets Less Liabilities - Net (0.1)%		(76,970)
Total Net Assets - 100.0%		$116,789,091

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security